LEASES (Tables)	12 Months Ended
Dec. 31, 2021
The right-of-use assets as set forth below are part of the balances of property, plant and equipment and intangible assets (notes 12 and 13)

The right-of-use assets as set forth below are part of the balances of property, plant and equipment and intangible assets (notes 12 and 13).

	Average rate (1)	12.31.20	Additions	Disposals	Transfers	Business combination (note 1.2)	Exchange rate variation	12.31.21
Cost
Land		48,661	3,761	(2,503)	90,549	-	4,926	145,394
Buildings		2,861,916	532,728	(88,723)	(90,549)	6,252	2,001	3,223,625
Machinery and equipment		112,593	98,353	(98,918)	596	4,527	261	117,412
Vehicles		344,918	46,707	(29,186)	(596)	851	7,285	369,979
Software		74,582	5,213	(64)	-	-	-	79,731
		3,442,670	686,762	(219,394)	-	11,630	14,473	3,936,141

Depreciation
Land	9.03%	(13,526)	(12,030)	1,533	(11,954)	-	(462)	(36,439)
Buildings	21.29%	(914,816)	(535,838)	59,332	11,954	-	(4,600)	(1,383,968)
Machinery and equipment	57.13%	(107,316)	(64,228)	98,673	(338)	-	(176)	(73,385)
Vehicles	28.83%	(101,495)	(102,320)	17,699	338	-	(4,039)	(189,817)
Software	42.22%	(33,048)	(28,209)	64	-	-	-	(61,193)
		(1,170,201)	(742,625)	177,301	-	-	(9,277)	(1,744,802)
		2,272,469	(55,863)	(42,093)	-	11,630	5,196	2,191,339
(1)	Weighted average annual rate.
	Average rate (1)	12.31.19	Additions	Disposals	Transfers	Exchange rate variation	12.31.20
Cost
Land		22,790	5,900	(961)	20,751	181	48,661
Buildings		2,615,883	287,451	(86,557)	(2,487)	47,626	2,861,916
Machinery and equipment		115,173	5,518	(8,289)	-	191	112,593
Vehicles		207,443	165,699	(54,260)	-	26,036	344,918
Software		55,705	72,766	(35,625)	(18,264)	-	74,582
		3,016,994	537,334	(185,692)	-	74,034	3,442,670

Depreciation
Land	16.32%	(5,086)	(6,861)	813	(1,799)	(593)	(13,526)
Buildings	29.11%	(512,836)	(464,159)	85,042	(6,765)	(16,098)	(914,816)
Machinery and equipment	42.48%	(96,958)	(17,865)	7,610	-	(103)	(107,316)
Vehicles	26.39%	(57,357)	(71,768)	41,024	-	(13,394)	(101,495)
Software	45.21%	(44,815)	(32,422)	35,625	8,564	-	(33,048)
		(717,052)	(593,075)	170,114	-	(30,188)	(1,170,201)
		2,299,942	(55,741)	(15,578)	-	43,846	2,272,469
(1)	Weighted average annual rate.

Schedule of lease liabilities

	WAM (1)	12.31.20	Additions	Payments	Interest paid	Interest accrued	Disposals	Transfers	Business combination (note 1.2)	Exchange rate variation	12.31.21
Land	4.6	37,868	3,761	(6,890)	(9,063)	9,063	(1,160)	82,851	-	9,863	126,293
Buildings	1.9	2,195,407	532,728	(507,479)	(120,193)	186,165	(92,461)	(82,851)	8,805	(24,746)	2,095,375
Machinery and equipment	0.9	3,773	98,353	(62,357)	(3,764)	3,764	(35)	-	4,998	486	45,218
Vehicles	1.8	256,423	46,707	(99,944)	(17,577)	17,577	(1,680)	-	940	(9,752)	192,694
Software	1.5	43,210	5,213	(28,757)	(2,306)	2,306	-	-	-	-	19,666
		2,536,681	686,762	(705,427)	(152,903)	218,875	(95,336)	-	14,743	(24,149)	2,479,246

Current		383,162									471,956
Non-current		2,153,519									2,007,290
(1)	Weighted average maturity in years.
	WAM (1)	12.31.19	Additions	Payments	Interest paid	Interest accrued	Disposals	Transfers	Exchange rate variation	12.31.20
Land	4.7	20,355	5,900	(5,819)	(4,716)	4,716	(1,729)	18,811	350	37,868
Buildings	3.4	2,227,026	310,204	(425,594)	(99,426)	170,763	(762)	(18,238)	31,434	2,195,407
Machinery and equipment	1.8	25,687	5,518	(26,776)	(13,285)	13,285	(755)	8	91	3,773
Vehicles	2.2	156,975	165,699	(64,674)	(15,231)	15,231	(14,155)	(581)	13,159	256,423
Software	1.6	1,137	72,767	(30,693)	(3,967)	3,966	-	-	-	43,210
		2,431,180	560,088	(553,556)	(136,625)	207,961	(17,401)	-	45,034	2,536,681

Current		376,628								383,162
Non-current		2,054,552								2,153,519
(1)	Weighted average maturity in years.

Schedule of minimum future payments for these finance leases

The maturity schedule of the minimum required future payments is presented below:

12.31.21
Current	471,956
Non-current	2,007,290
2023	479,323
2024	347,096
2025	262,399
2026	186,268
2027 onwards	732,204
2,479,246

The Company uses nominal incremental borrowing rates to measure its lease liabilities. The nominal and real interest rates are presented below

The Company uses nominal incremental borrowing rates to measure its lease liabilities. The nominal and real interest rates are presented below:

	12.31.21		12.31.20
Contract Terms	Nominal rate % p.a.	Real rate % p.a.	Nominal rate % p.a.	Real rate % p.a.
1 year	5.34%	0.86%	5.69%	1.05%
2 years	5.24%	1.02%	5.96%	2.61%
3 years	6.83%	2.60%	6.80%	2.53%
4 years	8.49%	4.41%	8.50%	4.56%
5 years	9.69%	4.85%	8.98%	4.40%
6 years	10.61%	5.15%	-	-
7 years	11.18%	10.56%	-	-
8 years	-	-	10.47%	5.71%
9 years	-	-	10.75%	5.97%
10 years	-	-	11.39%	6.64%
12 years	9.85%	5.55%	-	-
13 years	-	-	11.68%	7.38%
14 years	-	-	11.84%	7.13%
16 years	12.44%	6.70%	-	-
17 years	13.12%	6.77%	-	-
18 years	13.01%	6.70%	-	-
20 years	12.95%	7.07%	13.26%	9.00%

The amounts directly recognized in the statement of income presented below relate to items exempt of recognition: low-value assets, short-term leases and leases with variable payments

The amounts directly recognized in the statement of income presented below relate to items exempt of recognition: low-value assets, short-term leases and leases with variable payments.

	12.31.21	12.31.20	12.31.19
Variable payments not included in the lease liabilities	282,732	300,949	222,096
Expenses related to short-term leases	171,733	162,313	226,010
Expenses related to low-value assets	4,681	3,531	4,890
	459,146	466,793	452,996